Consolidated Investment Products	12 Months Ended
Dec. 31, 2012
Consolidated Investment Products [Abstract]
Consolidated Investment Products

The company's risk with respect to each investment in consolidated investment products is limited to its equity ownership and any uncollected management fees. Therefore, the gains or losses of consolidated investment products do not have a significant impact on the company's results of operations, liquidity or capital resources. The company has no right to the benefits from, nor does it bear the risks associated with, these investments, beyond the company's minimal direct investments in, and management fees generated from, the investment products. If the company were to liquidate, these investments would not be available to the general creditors of the company, and as a result, the company does not consider investments held by consolidated investment products to be company assets. Additionally, the collateral assets of consolidated collateralized loan obligations (CLOs) are held solely to satisfy the obligations of the CLOs, and the investors in the consolidated CLOs have no recourse to the general credit of the company for the notes issued by the CLOs.

Collateralized Loan Obligations

A significant portion of consolidated investment products are CLOs. CLOs are investment vehicles created for the sole purpose of issuing collateralized loan instruments that offer investors the opportunity for returns that vary with the risk level of their investment. The notes issued by the CLOs are backed by diversified collateral asset portfolios consisting primarily of loans or structured debt. For managing the collateral for the CLO entities, the company earns investment management fees, including in some cases subordinated management fees, as well as contingent incentive fees. The company has invested in certain of the entities, generally taking a portion of the unrated, junior subordinated position. The company's investments in CLOs are generally subordinated to other interests in the entities and entitle the company and other subordinated tranche investors to receive the residual cash flows, if any, from the entities. The company's subordinated interest can take the form of (1) subordinated notes, (2) income notes or (3) preference/preferred shares. The company has determined that, although the junior tranches have certain characteristics of equity, they should be accounted for and disclosed as debt on the company's Consolidated Balance Sheet, as the subordinated and income notes have a stated maturity indicating a date for which they are mandatorily redeemable. The preference shares are also classified as debt, as redemption is required only upon liquidation or termination of the CLO and not of the company. The financial information of the consolidated CLOs is included in the company's consolidated financial statements on a one-month lag.

Prior to the adoption of guidance now encompassed in ASC Topic 810 (discussed in Note 1, “Accounting Policies”), the company's ownership interests, which were classified as available-for-sale investments on the company's Consolidated Balance Sheets, combined with its other interests (management and incentive fees), were quantitatively assessed to determine if the company is the primary beneficiary of these entities. The company determined, for periods prior to the adoption of this guidance, that it did not absorb the majority of the expected gains or losses from the CLOs and therefore was not their primary beneficiary.

The company determined that it was the primary beneficiary of certain CLOs, as it has the power to direct the activities of the CLOs that most significantly impact the CLOs' economic performance, and the obligation to absorb losses/right to receive benefits from the CLOs that could potentially be significant to the CLOs. The primary beneficiary assessment includes an analysis of the rights of the company in its capacity as investment manager. In some CLOs, the company's role as investment manager provides that the company contractually has the power, as defined in ASC Topic 810, to direct the activities of the CLOs that most significantly impact the CLOs' economic performance, such as managing the collateral portfolio and the CLO's credit risk. In other CLOs, the company determined that it does not have this power in its role as investment manager due to certain rights held by other investors in the products or restrictions that limit the company's ability to manage the collateral portfolio and its credit risk. Additionally, the primary beneficiary assessment includes an analysis of the company's rights to receive benefits and obligations to absorb losses associated with its first loss position and management/incentive fees. As part of this analysis, the company uses a quantitative model to corroborate its qualitative assessments. The quantitative model includes an analysis of the expected performance of the CLOs and a comparison of the company's absorption of this performance relative to the other investors in the CLOs. The company has determined that it could receive significant benefits and/or absorb significant losses from certain CLOs in which it holds a first loss position and has the right to significant fees. It was determined that the company's benefits and losses from certain other CLOs could not be significant, particularly in situations where the company does not hold a first loss position and where the fee interests are based upon a fixed percentage of collateral asset values.

Private equity, real estate and fund-of-funds (partnerships)

For investment products that are structured as partnerships and are determined to be VIEs, including private equity funds, real estate funds and fund-of-funds products, the company evaluates the structure of the partnership to determine if it is the primary beneficiary of the investment product. This evaluation includes assessing the rights of the limited partners to transfer their economic interests in the investment product. If the limited partners' lack rights to manage their economic interests, they are considered to be de facto agents of the company, resulting in the company determining that it is the primary beneficiary of the investment product. The company generally takes less than a 1% investment in these entities as the general partner. Non-VIE general partnership investments are deemed to be controlled by the company and are consolidated under a voting interest entity (VOE) model, unless the limited partners have the substantive ability to remove the general partner without cause based upon a simple majority vote or can otherwise dissolve the partnership, or unless the limited partners have substantive participating rights over decision-making. Interests in unconsolidated private equity funds, real estate funds and fund-of-funds products are classified as equity method investments in the company's Consolidated Balance Sheets. The financial information of the consolidated private equity and real estate funds are included in the company's consolidated financial statements on a one-quarter lag.

Other investment products

As discussed in Note 19, “Commitments and Contingencies,” the company has entered into contingent support agreements for two of its investment trusts to enable them to sustain a stable pricing structure, creating variable interests in these VIEs. The company earns management fees from the trusts and has a small investment in one of these trusts. The company was not deemed to be the primary beneficiary of these trusts after considering any explicit and implicit variable interests in relation to the total expected gains and losses of the trusts.

At December 31, 2012, the company's maximum risk of loss in significant VIEs in which the company is not the primary beneficiary is presented in the table below.

$ in millions	Footnote Reference	Carrying Value	Company's Maximum Risk of Loss
Partnership and trust investments	—	38.2	38.2
Investments in Invesco Mortgage Capital Inc.	—	32.5	32.5
Support agreements*	19	(1.0)	21.0
Total			91.7

____________

*
As of December 31, 2012, the committed support under these agreements was $21.0 million with an internal approval mechanism to increase the maximum possible support to $66.0 million at the option of the company.

During the year ended December 31, 2012, the company invested in and consolidated two new managed CLOs. The table below illustrates the summary balance sheet amounts related to these CLOs before consolidation into the company. The balances below are reflective of the balances existing at the consolidation date after the initial funding of the investments by the company and unrelated third-party investors.  The current period activity for the consolidated funds, including the initial funding and subsequent investment of initial cash balances into underlying investments of CIP, is reflected in the company’s Consolidated Financial Statements. No new entities were consolidated in 2011.

Balance Sheet

For the year ended December 31, 2012
$ in millions	CLOs - VIEs
Cash and cash equivalents of consolidated investment products	498.9
Accounts receivable and other assets of consolidated investment products	17.6
Investments of consolidated investment products	693.3
Total assets	1,209.8
Debt of consolidated investment products	803.6
Other liabilities of consolidated investment products	406.2
Total liabilities	1,209.8
Total equity	—
Total liabilities and equity	1,209.8

During the year ended December 31, 2012, the company determined it was no longer the primary beneficiary of certain CLOs due to reconsideration and liquidation events. These reconsideration events included the sale of our management agreements and equity interests in certain CLOs and reassessment of the rights held by other unaffiliated investors. The amounts deconsolidated from the Consolidated Balance Sheet are illustrated in the table below. There was no net impact to the Consolidated Statement of Income for the year ended December 31, 2012 from the deconsolidation of these investment products. No entities were deconsolidated in 2011.
Balance Sheet

For the year ended December 31, 2012
$ in millions	CLOs - VIEs
Cash and cash equivalents of consolidated investment products	151.7
Accounts receivable and other assets of consolidated investment products	29.5
Investments of consolidated investment products	2,247.4
Total assets	2,428.6
Debt of consolidated investment products	2,264.2
Other liabilities of consolidated investment products	47.5
Total liabilities	2,311.7
Total equity	116.9
Total liabilities and equity	2,428.6

The following tables reflect the impact of consolidation of investment products into the Consolidated Balance Sheets as of December 31, 2012 and December 31, 2011, and the Consolidated Statements of Income for the years ended December 31, 2012, 2011 and 2010.

Summary of Balance Sheet Impact of Consolidated Investment Products

$ in millions	CLOs - VIEs	Other VIEs	VOEs	Adjustments(1)	Impact of Consolidated Investment Products
As of December 31, 2012
Cash and cash equivalents of consolidated investment products	211.8	0.2	82.7	(6.9)	287.8
Accounts receivable and other assets of consolidated investment products	54.6	0.2	29.3	—	84.1
Investments of consolidated investment products	3,948.0	35.9	607.9	(41.2)	4,550.6
Adjustments (1)	—	—	8.9	(80.0)	(71.1)
Total assets	4,214.4	36.3	728.8	(128.1)	4,851.4
Debt of consolidated investment products	3,980.7	—	—	(81.3)	3,899.4
Other liabilities of consolidated investment products	105.3	0.5	2.9	(4.4)	104.3
Adjustments (1)	—	—	—	(8.9)	(8.9)
Total liabilities	4,086.0	0.5	2.9	(94.6)	3,994.8
Retained earnings appropriated for investors in consolidated investment products	128.8	—	—	—	128.8
Other equity attributable to common shareholders	(0.4)	(0.1)	34.0	(33.5)	—
Equity attributable to noncontrolling interests in consolidated entities	—	35.9	691.9	—	727.8
Total liabilities and equity	4,214.4	36.3	728.8	(128.1)	4,851.4

$ in millions	CLOs - VIEs	Other VIEs	VOEs	Adjustments(1)	Impact of Consolidated Investment Products
As of December 31, 2011
Cash and cash equivalents of consolidated investment products	297.7	3.1	81.5	—	382.3
Accounts receivable and other assets of consolidated investment products	86.0	—	12.5	—	98.5
Investments of consolidated investment products	5,682.3	42.8	903.9		6,629.0
Adjustments (1)	10.8	—	19.6	(122.4)	(92.0)
Total assets	6,076.8	45.9	1,017.5	(122.4)	7,017.8
Debt of consolidated investment products	5,563.3	—	—	(50.4)	5,512.9
Other liabilities of consolidated investment products	179.2	0.4	5.8	(10.3)	175.1
Adjustments (1)	—	—	—	(19.6)	(19.6)
Total liabilities	5,742.5	0.4	5.8	(80.3)	5,668.4
Retained earnings appropriated for investors in consolidated investment products	334.3	—	—	—	334.3
Other equity attributable to common shareholders	—	0.1	43.1	(42.1)	1.1
Equity attributable to noncontrolling interests in consolidated entities	—	45.4	968.6	—	1,014.0
Total liabilities and equity	6,076.8	45.9	1,017.5	(122.4)	7,017.8

____________

(1)
Adjustments include the elimination of intercompany transactions between the company and its consolidated investment products, primarily the elimination of the company's equity at risk recorded as investments by the company (before consolidation) against either equity (private equity and real estate partnership funds) or subordinated debt (CLOs) of the funds.

Summary of Income Statement Impact of Consolidated Investment Products

$ in millions	CLOs - VIEs	Other VIEs	VOEs	Adjustments(1)	Impact of Consolidated Investment Products
Year ended December 31, 2012
Total operating revenues	—	—	—	(41.0)	(41.0)
Total operating expenses	48.2	0.9	23.4	(41.0)	31.5
Operating income	(48.2)	(0.9)	(23.4)	—	(72.5)
Equity in earnings of unconsolidated affiliates	—	—	—	0.5	0.5
Interest and dividend income	260.7	—	—	(14.5)	246.2
Other investment income/(losses)	(112.2)	2.4	13.7	(10.3)	(106.4)
Interest expense	(182.8)	—	—	14.5	(168.3)
Income from continuing operations before income taxes	(82.5)	1.5	(9.7)	(9.8)	(100.5)
Income tax provision	—	—	—	—	—
Income from continuing operations, net of income taxes	(82.5)	1.5	(9.7)	(9.8)	(100.5)
Income from discontinued operations, net of income taxes	—	—	—	—	—
Net income	(82.5)	1.5	(9.7)	(9.8)	(100.5)
(Gains)/losses attributable to noncontrolling interests in consolidated entities, net	82.2	(1.5)	9.1	—	89.8
Net income attributable to common shareholders	(0.3)	—	(0.6)	(9.8)	(10.7)

$ in millions	CLOs - VIEs	Other VIEs	VOEs	Adjustments(1)	Impact of Consolidated Investment Products
Year ended December 31, 2011
Total operating revenues	—	—	0.1	(47.3)	(47.2)
Total operating expenses	46.7	1.0	12.6	(47.3)	13.0
Operating income	(46.7)	(1.0)	(12.5)	—	(60.2)
Equity in earnings of unconsolidated affiliates	—	—	—	(0.2)	(0.2)
Interest and dividend income	307.2	—	—	(8.3)	298.9
Other investment income/(losses)	(235.1)	1.0	74.9	20.3	(138.9)
Interest expense	(195.3)	—	—	8.3	(187.0)
Income from continuing operations before income taxes	(169.9)	—	62.4	20.1	(87.4)
Income tax provision	—	—	—	—	—
Income from continuing operations, net of income taxes	(169.9)	—	62.4	20.1	(87.4)
Income from discontinued operations, net of income taxes	—	—	—	—	—
Net income	(169.9)	—	62.4	20.1	(87.4)
(Gains)/losses attributable to noncontrolling interests in consolidated entities, net	169.9	—	(62.3)	—	107.6
Net income attributable to common shareholders	—	—	0.1	20.1	20.2

$ in millions	CLOs - VIEs	VIEs	VOEs	Adjustments(1)	Impact of Consolidated Investment Products
Year ended December 31, 2010
Total operating revenues	—	—	0.3	(45.3)	(45.0)
Total operating expenses	41.4	1.6	12.3	(45.3)	10.0
Operating income	(41.4)	(1.6)	(12.0)	—	(55.0)
Equity in earnings of unconsolidated affiliates	—	—	—	(0.6)	(0.6)
Interest and dividend income	246.0	—	—	(5.1)	240.9
Other investment income/(losses)	(3.8)	6.9	104.5	6.4	114.0
Interest expense	(123.7)	—	—	5.1	(118.6)
Income from continuing operations, net of income taxes	77.1	5.3	92.5	5.8	180.7
Income tax provision	—	—	—	—	—
Income from continuing operations, net of income taxes	77.1	5.3	92.5	5.8	180.7
Income from discontinued operations, net of income taxes	—	—	—	—	—
Net income/(loss)	77.1	5.3	92.5	5.8	180.7
(Gains)/losses attributable to noncontrolling interests in consolidated entities, net	(77.1)	(5.3)	(88.4)	(0.1)	(170.9)
Net income attributable to common shareholders	—	—	4.1	5.7	9.8

____________

(1)
Adjustments include the elimination of intercompany transactions between the company and its consolidated investment products, primarily the elimination of management fees expensed by the funds and recorded as operating revenues (before consolidation) by the company.

The carrying value of investments held, derivative contracts, and notes issued by consolidated investment products is also their fair value. The following tables present the fair value hierarchy levels of investments held, derivative contracts, and notes issued by consolidated investment products, which are measured at fair value as of December 31, 2012 and December 31, 2011:

	As of December 31, 2012
$ in millions	Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
CLO collateral assets:
Bank loans	3,709.3	—	3,709.3	—
Bonds	185.4	—	185.4	—
Equity securities	12.1	—	12.1	—
Private equity fund assets:
Equity securities	125.0	21.0	9.9	94.1
Investments in other private equity funds	503.5	—	—	503.5
Debt securities issued by the U.S. Treasury	10.0	10.0	—	—
Real estate investments	5.3	—	—	5.3
Total assets at fair value	4,550.6	31.0	3,916.7	602.9
Liabilities:
CLO notes	(3,899.4)	—	—	(3,899.4)
Total liabilities at fair value	(3,899.4)	—	—	(3,899.4)

	As of December 31, 2011
$ in millions	Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
CLO collateral assets:
Bank loans	5,354.3	—	5,354.3	—
Bonds	292.8	—	292.8	—
Equity securities	35.3	—	35.3	—
CLO-related derivative assets	10.8	—	10.8	—
Private equity fund assets:
Equity securities	138.2	11.4	0.1	126.7
Debt Securities	10.0	—	—	10.0
Investments in other private equity funds	559.5	—	—	559.5
Debt securities issued by the U.S. Treasury	6.0	6.0	—	—
Real estate investments	232.9	—	—	232.9
Total assets at fair value	6,639.8	17.4	5,693.3	929.1
Liabilities:
CLO notes	(5,512.9)	—	—	(5,512.9)
CLO-related derivative liabilities	(5.8)	—	(5.8)	—
Total liabilities at fair value	(5,518.7)	—	(5.8)	(5,512.9)

The following table shows a reconciliation of the beginning and ending fair value measurements for level 3 assets and liabilities using significant unobservable inputs:

	Year ended December 31, 2012		Year ended December 31, 2011
$ in millions	Level 3 Assets	Level 3 Liabilities	Level 3 Assets	Level 3 Liabilities
Beginning balance	929.1	(5,512.9)	972.8	(5,865.4)
Purchases	8.9	—	52.2	—
Sales	(334.5)	—	(187.6)	—
Issuances	—	(792.5)	—	—
Settlements		619.9	—	530.4
Deconsolidation of consolidated investment products	—	2,123.7	—	—
Gains and losses included in the Consolidated Statements of Income*	12.4	(349.2)	81.1	(74.1)
Transfers, net**	(9.9)	—	—	—
Foreign exchange	(3.1)	11.6	10.6	(103.8)
Ending balance	602.9	(3,899.4)	929.1	(5,512.9)

____________

*
Included in gains and losses of consolidated investment products in the Consolidated Statement of Income for the year ended December 31, 2012 are $28.3 million in net unrealized gains attributable to investments still held at December 31, 2012 by consolidated investment products (year ended December 31, 2011: $24.1 million net unrealized gains attributable to investments still held at December 31, 2011).

**
During the year ended December 31, 2012, $9.9 million of equity securities held by consolidated private equity funds were transferred from Level 3 to Level 2 due to the legal lock up requirements of public offering of securities in the underlying companies. For transfers due to public offerings, the company's policy is to use the fair value of the transferred security on the offering date.

Fair value of consolidated CLOs

The company elected the fair value option for collateral assets held and notes issued by its consolidated CLOs to eliminate the measurement and recognition inconsistency that would otherwise arise from measuring assets and liabilities and recognizing the related gains and losses on different accounting bases.

The collateral assets held by consolidated CLOs are primarily invested in senior secured bank loans, bonds, and equity securities. Bank loan investments, which comprise the majority of consolidated CLO portfolio collateral, are senior secured corporate loans from a variety of industries, including but not limited to the aerospace and defense, broadcasting, technology, utilities, household products, healthcare, oil and gas, and finance industries. Bank loan investments mature at various dates through 2019, pay interest at Libor or Euribor plus a spread of up to 12.5%, and typically range in credit rating categories from BBB down to unrated. At December 31, 2012, the unpaid principal balance exceeded the fair value of the senior secured bank loans and bonds by approximately $121.6 million (December 31, 2011: $701.0 million excess). Approximately 1.8% of the collateral assets are in default as of December 31, 2012 (December 31, 2011: less than 1% of the collateral assets were in default). CLO investments are valued based on price quotations provided by a primary and secondary independent third-party pricing source. These third- party sources aggregate indicative price quotations daily to provide the company with a price for the CLO investments. The company has developed internal controls to review the reasonableness and completeness of these price quotations on a daily basis. If necessary, price quotations are challenged through the third-party pricing source price challenge process.

In addition, the company's internal valuation committee conducts an annual due diligence review of all independent third-party pricing sources to review the provider's valuation methodology as well as ensure internal controls exist over the valuation of the CLO investments. In the event that the third-party pricing source is unable to price an investment, other relevant factors, data and information are considered, including: i) information relating to the market for the investment, including price quotations for and trading in the investment, interest in similar investments, the market environment, investor attitudes towards the investment and interests in similar investments; ii) the characteristics of and fundamental analytical data relating to the investment, including, for senior secured corporate loans, the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate, the terms and conditions of the senior secured corporate loan and any related agreements, and the position of the senior secured corporate loan in the borrower's debt structure; iii) the nature, adequacy and value of the senior secured corporate loan's collateral, including the CLO's rights, remedies and interests with respect to the collateral; iv) for senior secured corporate loans, the creditworthiness of the borrower, based on an evaluation of its financial condition, financial statements and information about the business, cash flows, capital structure and future prospects; v) the reputation and financial condition of the agent and any intermediate participants in the senior secured corporate loan; and vi) general economic and market conditions affecting the fair value of the senior secured corporate loan.

Notes issued by consolidated CLOs mature at various dates between 2015 and 2023 and have a weighted average maturity of 8.8 years. The notes are issued in various tranches with different risk profiles. The interest rates are generally variable rates based on Libor or Euribor plus a pre-defined spread, which varies from 0.21% for the more senior tranches to 7.10% for the more subordinated tranches. At December 31, 2012, the outstanding balance on the notes issued by consolidated CLOs exceeds their fair value by approximately $0.3 billion (December 31, 2011: $1.0 billion excess). The investors in this debt are not affiliated with the company and have no recourse to the general credit of the company for this debt. Notes issued by CLOs are recorded at fair value using an income approach, driven by cash flows expected to be received from the portfolio collateral assets. Fair value is determined using current information, notably market yields and projected cash flows of collateral assets based on forecasted default and recovery rates that a market participant would use in determining the current fair value of the notes, taking into account the overall credit quality of the issuers and the company's past experience in managing similar securities. Market yields, default rates and recovery rates used in the company's estimate of fair value vary based on the nature of the investments in the underlying collateral pools. In periods of rising market yields, default rates and lower debt recovery rates, the fair value, and therefore the carrying value, of the notes may be adversely affected. The current liquidity constraints within the market for CLO products require the use of certain unobservable inputs for CLO valuation. Once the undiscounted cash flows of the collateral assets have been determined, the company applies appropriate discount rates that a market participant would use to determine the discounted cash flow valuation of the notes.

Certain CLOs with Euro-denominated debt that were deconsolidated as of August 30, 2012 entered into swap agreements with various counterparties to hedge economically interest rate and foreign exchange risk related to CLO collateral assets with non-Euro interest rates and currencies. These swap agreements were not designated as qualifying as hedging instruments. The fair value of derivative contracts in an asset position was included in the company’s Consolidated Balance Sheet in other assets, and the fair value of derivative contracts in a liability position was included in the company’s Consolidated Balance Sheet in accounts payable and accrued expenses through the date of deconsolidation. These derivative contracts were valued under an income approach using forecasted interest rates and were classified within level 2 of the valuation hierarchy. Changes in fair value of $9.6 million are reflected as losses in other gains/(losses) of consolidated investment products, net on the company's Consolidated Statement of Income for the year ended December 31, 2012 (December 31, 2011: $9.2 million). At December 31, 2012, there were no open swap agreements (December 31, 2011: 70 open swap agreements with a notional value of $123.3 million). Swap maturities are tied to the maturity of the underlying collateral assets.

Fair value of consolidated private equity funds

Consolidated private equity funds are generally structured as partnerships. Generally, the investment strategy of underlying holdings in these partnerships is to seek capital appreciation through direct investments in public or private companies with compelling business models or ideas or through investments in partnership investments that also invest in similar private or public companies. Various strategies may be used. Companies targeted could be distressed organizations, targets of leveraged buyouts or fledgling companies in need of venture capital. Investors in these consolidated investment products generally may not redeem their investment until the partnership liquidates. Generally, the partnerships have a life that ranges from seven to twelve years unless dissolved earlier. The general partner may extend the partnership term up to a specified period of time as stated in the Partnership Agreement. Some partnerships allow the limited partners to cause an earlier termination upon the occurrence of certain events as specified in the Partnership Agreement.

For private equity partnerships, fair value is determined by reviewing each investment for the sale of additional securities of an issuer to sophisticated investors or for investee financial conditions and fundamentals. Publicly traded portfolio investments are carried at market value as determined by their most recent quoted sale, or if there is no recent sale, at their most recent bid price. For these investments held by consolidated investment products, level 1 classification indicates that fair values have been determined using unadjusted quoted prices in active markets for identical assets that the partnership has the ability to access. Level 2 classification may indicate that fair values have been determined using quoted prices in active markets but give effect to certain lock-up restrictions surrounding the holding period of the underlying investments.

The fair value of level 3 investments held by consolidated investment products are derived from inputs that are unobservable and which reflect the limited partnerships' own determinations about the assumptions that market participants would use in pricing the investments, including assumptions about risk. These inputs are developed based on the partnership's own data, which is adjusted if information indicates that market participants would use different assumptions. The partnerships which invest directly into private equity portfolio companies (direct private equity funds) take into account various market conditions, subsequent rounds of financing, liquidity, financial condition, purchase multiples paid in other comparable third-party transactions, the price of securities of other companies comparable to the portfolio company, and operating results and other financial data of the portfolio company, as applicable.

The partnerships which invest into other private equity funds (funds of funds) take into account information received from those underlying funds, including their reported net asset values and evidence as to their fair value approach, including consistency of their fair value application. These investments do not trade in active markets and represent illiquid long-term investments that generally require future capital commitments. The partnerships' reported share of the underlying net asset values of the underlying funds is used as a practical expedient, as allowed by ASC Topic 820, in arriving at fair value.

Unforeseen events might occur that would subsequently change the fair values of these investments, but such changes would be inconsequential to the company due to its minimal investments in these products (and the large offsetting noncontrolling interests resulting from their consolidation). Any gains or losses resulting from valuation changes in these investments are substantially offset by resulting changes in gains and losses attributable to noncontrolling interests in consolidated entities and therefore do not have a material effect on the financial condition, operating results (including earnings per share), liquidity or capital resources of the company's common shareholders.

Fair value of consolidated real estate funds

Consolidated real estate funds are structured as limited liability companies. These limited liability companies invest in other real estate funds, and these investments are carried at fair value and presented as investments in consolidated investment products. The net asset value of the underlying funds, which primarily consists of the real estate investment value and mortgage loans, is adjusted to fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Real estate fund assets are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. Due to the illiquid nature of investments made in real estate companies, all of the real estate fund assets are classified as Level 3. The real estate funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available to value investments classified within Level 3. The income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the real estate funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, as well as completed or pending third-party transactions in the underlying investment or comparable investments. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability. Other inputs used include discount rates, cap rates and income and expense assumptions. The fair value measurement of Level 3 investments does not include transaction costs and acquisition fees that may have been capitalized as part of the investment's cost basis. Due to the lack of observable inputs, the assumptions used may significantly impact the resulting fair value and therefore the real estate funds' results of operations.

Quantitative Information about Level 3 Fair Value Measurements

The following table shows significant unobservable inputs used in the fair value measurement of level 3 assets and liabilities:

Assets and Liabilities *	Fair Value at December 31, 2012 ($ in millions)	Valuation Technique	Unobservable Inputs	Range	Weighted Average (by fair value)
Private Equity Funds --Equity Securities	94.1	Market Comparable	Revenue Multiple	1 - 4x	1.9x
			Discount	15% - 50%	27.5%
Real Estate Investments	5.3	Discounted Cash Flow	In-Place Rent Rates	JPY 218 - JPY 397 per sq ft	JPY 231 - JPY 384 per sq ft
			Market Rent Rates	JPY 333 - JPY 417 per sq ft	JPY 348 - JPY 379 per sq ft
			Revenue Growth Rate	n/a	2.18%
			Discount Rate	6.75% - 7.00%	6.86%
			Exit Capitalization Rate	7.00% - 7.25%	7.11%
			Stabilized Occupancy Rate	n/a	95%
			Expense Growth Rate	n/a	1.0%
CLO Notes	(3,899.4)	Discounted Cash Flow- Euro	Assumed Default Rate	3% - 5%	<1yr: 3.3% >1yr: 5.0%
			Spread over Euribor **	325 - 1920 bps	563 bps
		Discounted Cash Flow- USD	Assumed Default Rate***	1% - 3%	<1yr: 1.1% >1yr: 3.0%
			Spread over Libor **	130 - 1632 bps	323 bps

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*
Certain equity securities held by consolidated private equity funds are valued using third-party pricing information and/or recent private market transactions (December 31, 2012: $50.0 million).  Quantitative unobservable inputs for such valuations were not developed or adjusted by the company. Investments in other private equity funds of $503.5 million are also excluded from the table above as they are valued using the NAV as a practical expedient. The NAVs that have been provided are derived from the fair values of the underlying investments as of the consolidation date.

**	Lower spreads relate to the more senior tranches in the CLO note structure; higher spreads relate to the less senior tranches.

***	Assumed default rates listed in the table above apply to CLOs established prior to 2012. A default rate of 1.4% was assumed for CLOs established in 2012.
The following narrative will indicate the sensitivity of inputs illustrating the impact of significant increases to the inputs. A directionally-opposite impact would apply for significant decreases in these inputs:

•
For investments held by consolidated private equity funds, significant increases in discounts in isolation would result in significantly lower fair value measurements, while significant increases in revenue multiple assumptions in isolation would result in significantly higher fair value measurements. An increase in discount assumptions would result in a directionally opposite change in the assumptions for revenue multiple resulting in lower fair value measurements.

•
For real estate investments, a change in the revenue growth rate generally would be accompanied by a directionally-similar change in the assumptions for in-place and market rent rates and stabilized occupancy rates. Significant increases in any of the unobservable inputs for in-place and market rent rates and stabilized occupancy rates in isolation would result in significantly higher fair values. An increase in these assumptions would result in a directionally-opposite change in the assumptions for discount rate, exit capitalization rate, and expense growth rate. Significant increases in the assumptions for discount rate, exit capitalization rate, and expense growth rate in isolation would result in significantly lower fair value measurements.

•
For CLO Notes, a change in the assumption used for spreads is generally accompanied by a directionally similar change in default rate. Significant increases in any of these inputs in isolation would result in a significantly lower fair value measurements.

The table below summarizes as of December 31, 2012 and December 31, 2011, the nature of investments that are valued using the NAV as a practical expedient and any related liquidation restrictions or other factors which may impact the ultimate value realized:

	Fair Value at December 31, 2012 ($ in millions)	Total Unfunded Commitments	Weighted Average Remaining Term (2)
Private equity fund of funds (1)	$498.9	$127.5	2.7 years
Private equity funds (1)	$4.6	$5.0	1.0 year

	Fair Value at December 31, 2011 ($ in millions)	Total Unfunded Commitments	Weighted Average Remaining Term (2)
Private equity fund of funds (1)	$554.9	$155.3	3.0 years
Private equity funds (1)	$4.6	$5.1	1.0 year

(1)
These investments are not subject to redemption; however, for certain funds, the investors may sell or transfer their interest, which may require approval by the general partner of the underlying funds.

(2)	These investments are expected to be returned through distributions as a result of liquidations of the funds' underlying assets over the weighted average periods indicated.